Prepayments and other current assets (Summay of provision for other current assets) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Balance at beginning of year	¥ 4,856	$ 746	¥ 0	¥ 0
Provision for doubtful accounts	45,808	7,041	30,919	0
Write-offs	(1,283)	(197)	(441)	0
Balance at end of period	16,905	2,598	4,856	0
Prepaid Expenses And Other Current Asset [Member]
Balance at beginning of year	25,622	3,938	0	0
Provision for doubtful accounts	32,476	4,991	25,622	0
Transfer-out	(27,466)	(4,221)	0	0
Write-offs	0	0	0	0
Balance at end of period	¥ 30,632	$ 4,708	¥ 25,622	¥ 0